UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.63%

Aerospace & Defense 4.94%

Boeing Co. (The)	809,900	$108,251
Honeywell International, Inc.	177,200	20,614
Lockheed Martin Corp.	102,300	25,854
Raytheon Co.	386,300	53,901
United Technologies Corp.	996,500	107,273
Total		315,893

Automobiles 2.91%

Ford Motor Co.	8,205,200	103,878
General Motors Co.	1,721,500	54,296
Harley-Davidson, Inc.	530,700	28,085
Total		186,259

Banks 6.15%

BB&T Corp.	1,521,349	56,092
Fifth Third Bancorp	5,197,270	98,644
JPMorgan Chase & Co.	3,169,842	202,775
M&T Bank Corp.	314,400	36,018
Total		393,529

Beverages 1.11%

Dr. Pepper Snapple Group, Inc.	209,800	20,668
Molson Coors Brewing Co. Class B	211,500	21,607
PepsiCo, Inc.	261,700	28,504
Total		70,779

Capital Markets 2.51%

Ameriprise Financial, Inc.	642,600	61,587
Invesco Ltd.	1,562,500	45,594
TD Ameritrade Holding Corp.	1,757,300	53,351
Total		160,532

Chemicals 2.84%

Albemarle Corp.	150,400	12,659
Celanese Corp. Series A	529,200	33,562
E.I. du Pont de Nemours & Co.	602,400	41,668
Eastman Chemical Co.	432,600	28,219
Huntsman Corp.	1,910,507	29,536
LyondellBasell Industries NV Class A	474,900	35,741
Total		181,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.73%

KAR Auction Services, Inc.	654,600	$27,997
Pitney Bowes, Inc.	959,700	18,532
Total		46,529

Communications Equipment 1.66%

Cisco Systems, Inc.	1,387,800	42,370
Harris Corp.	315,800	27,355
Juniper Networks, Inc.	1,606,100	36,442
Total		106,167

Consumer Finance 1.42%

Capital One Financial Corp.	321,200	21,546
Discover Financial Services	858,200	48,780
Navient Corp.	1,460,700	20,742
Total		91,068

Containers & Packaging 2.11%

Avery Dennison Corp.	381,900	29,746
International Paper Co.	1,748,800	80,112
WestRock Co.	581,300	24,944
Total		134,802

Diversified Financial Services 0.31%

CME Group, Inc.	195,400	19,978

Diversified Telecommunication Services 2.94%

AT&T, Inc.	2,328,449	100,799
Verizon Communications, Inc.	1,568,751	86,924
Total		187,723

Electric: Utilities 3.37%

Duke Energy Corp.	804,239	68,835
Edison International	990,500	76,645
PG&E Corp.	398,300	25,467
PPL Corp.	1,179,100	44,464
Total		215,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

Investments	Shares	Fair Value (000)
Electrical Equipment 1.91%

Eaton Corp. plc	730,300	$46,308
Emerson Electric Co.	1,353,900	75,683
Total		121,991

Energy Equipment & Services 0.89%

Schlumberger Ltd.	708,400	57,040

Food & Staples Retailing 2.79%

Sysco Corp.	712,100	36,880
Wal-Mart Stores, Inc.	1,083,300	79,048
Walgreens Boots Alliance, Inc.	785,900	62,283
Total		178,211

Food Products 1.01%

Ingredion, Inc.	142,800	19,027
Kraft Heinz Co. (The)	529,200	45,717
Total		64,744

Gas Utilities 0.18%

Atmos Energy Corp.	144,600	11,538

Health Care Equipment & Supplies 1.31%

Medtronic plc (Ireland)(a)	958,900	84,028

Health Care Providers & Services 1.78%

Anthem, Inc.	260,200	34,175
Cardinal Health, Inc.	377,000	31,517
Quest Diagnostics, Inc.	191,200	16,512
UnitedHealth Group, Inc.	219,800	31,475
Total		113,679

Hotels, Restaurants & Leisure 2.20%

Brinker International, Inc.	546,500	25,762
Darden Restaurants, Inc.	202,300	12,453
Dunkin’ Brands Group, Inc.	434,600	19,692
McDonald’s Corp.	532,700	62,672
Wynn Resorts Ltd.	207,900	20,364
Total		140,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

Investments	Shares	Fair Value (000)
Household Durables 1.54%

PulteGroup, Inc.	671,800	$14,229
Whirlpool Corp.	438,100	84,273
Total		98,502

Household Products 2.53%

Kimberly-Clark Corp.	644,900	83,547
Procter & Gamble Co. (The)	915,500	78,357
Total		161,904

Independent Power and Renewable Electricity Producer 0.13%

AES Corp.	670,800	8,284

Industrial Conglomerates 1.10%

General Electric Co.	2,267,455	70,609

Information Technology Services 3.22%

Fidelity National Information Services, Inc.	639,900	50,891
International Business Machines Corp.	676,950	108,732
Western Union Co. (The)	2,299,900	45,998
Total		205,621

Insurance 6.98%

Allstate Corp. (The)	555,300	37,944
AmTrust Financial Services, Inc.	790,200	18,862
Chubb Ltd. (Switzerland)(a)	570,300	71,436
Lincoln National Corp.	908,700	39,683
MetLife, Inc.	1,616,900	69,106
Progressive Corp. (The)	553,200	17,985
Prudential Financial, Inc.	1,279,800	96,356
Reinsurance Group of America, Inc.	127,300	12,634
Unum Group	910,900	30,433
XL Group Ltd.	1,500,400	51,929
Total		446,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

Investments	Shares	Fair Value (000)
Leisure Product 0.60%

Mattel, Inc.	1,147,900	$38,317

Machinery 1.50%

Allison Transmission Holdings, Inc.	416,600	12,007
Cummins, Inc.	431,500	52,975
Graco, Inc.	185,100	13,699
Pentair plc (United Kingdom)(a)	272,200	17,372
Total		96,053

Media 1.18%

Comcast Corp. Class A	461,250	31,019
Omnicom Group, Inc.	343,500	28,267
Time Warner, Inc.	210,000	16,096
Total		75,382

Multi-Line Retail 1.05%

Target Corp.	891,800	67,179

Multi-Utilities 2.45%

SCANA Corp.	494,200	37,035
Sempra Energy	437,900	48,992
WEC Energy Group, Inc.	1,090,300	70,772
Total		156,799

Oil, Gas & Consumable Fuels 7.99%

Chevron Corp.	2,130,232	218,306
ConocoPhillips	1,553,000	63,394
Exxon Mobil Corp.	446,200	39,690
Kinder Morgan, Inc.	2,276,800	46,287
Occidental Petroleum Corp.	559,184	41,788
Spectra Energy Corp.	780,100	28,060
Valero Energy Corp.	1,407,750	73,597
Total		511,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

Investments	Shares	Fair Value (000)
Pharmaceuticals 6.26%

Bristol-Myers Squibb Co.	374,300	$28,001
Johnson & Johnson	749,900	93,910
Merck & Co., Inc.	875,100	51,333
Pfizer, Inc.	6,159,900	227,239
Total		400,483

Professional Services 0.62%

Nielsen Holdings plc	740,600	39,889

Real Estate Investment Trusts 5.21%

Annaly Capital Management, Inc.	1,247,500	13,698
AvalonBay Communities, Inc.	386,150	71,689
Boston Properties, Inc.	239,800	34,083
Communications Sales & Leasing, Inc.	436,600	13,569
Duke Realty Corp.	747,100	21,509
General Growth Properties, Inc.	2,306,300	73,686
Healthcare Trust of America, Inc. Class A	529,900	18,043
Prologis, Inc.	634,200	34,558
SL Green Realty Corp.	193,100	22,751
UDR, Inc.	431,000	16,046
Ventas, Inc.	176,500	13,442
Total		333,074

Road & Rail 0.95%

Norfolk Southern Corp.	242,700	21,790
Union Pacific Corp.	420,000	39,081
Total		60,871

Semiconductors & Semiconductor Equipment 5.49%

Applied Materials, Inc.	897,200	23,587
Intel Corp.	4,486,600	156,403
KLA-Tencor Corp.	164,900	12,484
Microchip Technology, Inc.	177,300	9,865
NVIDIA Corp.	300,800	17,176
QUALCOMM, Inc.	2,108,100	131,925
Total		351,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

Investments	Shares	Fair Value (000)
Software 0.72%

Microsoft Corp.	807,100	$45,746

Specialty Retail 0.73%

Home Depot, Inc. (The)	337,800	46,698

Technology Hardware, Storage & Peripherals 1.35%

Apple, Inc.	826,625	86,143

Tobacco 2.69%

Altria Group, Inc.	1,042,749	70,594
Reynolds American, Inc.	2,022,000	101,221
Total		171,815

Trading Companies & Distributors 0.27%

Watsco, Inc.	120,300	17,328
Total Common Stocks (cost $6,025,445,068)		6,371,856

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $26,955,000 of U.S. Treasury Note at 2.00% due 2/15/2025; value: $28,302,750; proceeds: $27,745,419 (cost $27,745,350)	$27,745	27,745
Total Investments in Securities 100.06% (cost $6,053,190,418)		6,399,601
Liabilities in Excess of Other Assets(b) (0.06)%		(3,700)
Net Assets 100.00%		$6,395,901

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2016:
Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2016	252	Long	$27,319,320	$945,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2016

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,371,856	$—	$—	$6,371,856
Repurchase Agreement	—	27,745	—	27,745
Total	$6,371,856	$27,745	$—	$6,399,601
Other Financial Instruments
Futures Contracts
Assets	$945	$—	$—	$945
Liabilities	—	—	—	—
Total	$945	$—	$—	$945

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is sumamrized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended July 31, 2016 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of July 31, 2016, the Fund had futures contracts with a cumulated unrealized appreciation of $945,246, which is included on the Schedule of Investments.

4.	FEDERAL TAX INFORMATION

As of July 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,068,663,321
Gross unrealized gain	551,986,598
Gross unrealized loss	(221,049,148)
Net unrealized security gain	$330,937,450

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 23, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 23, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2016